Financial assets measured at amortized cost from banking operations (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Financial assets measured at amortized cost from banking operations
Placements due from banks and other financial institutions	¥ 383,065
Certificates of deposit	159,671
Loans and advances to customers	59,555
Financial assets measured at amortized cost, Gross	602,291
Less: impairment loss allowance	(711)
Exchange difference	8
Financial assets measured at amortized cost	601,588
Loans and advances to customers, non-current	(25,283)
Financial assets measured at amortized cost, Current	¥ 576,305